UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, NY  10017

13F File Number:  28-10827

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Avi Dreyfuss
Title:     Controller
Phone:     212-301-1800

Signature, Place, and Date of Signing:

     /s/ Avi Dreyfuss     New York, NY/USA     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $119,772 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICREDIT CORP               NOTE 0.750% 9/1  03060RAP6     2200  5000000 PRN      SOLE                  5000000        0        0
AMGEN INC                      NOTE 0.125% 2/0  031162AN0     9187  9500000 PRN      SOLE                  9500000        0        0
APPLIED ENERGETICS INC         COM              03819M106      511  1596044 SH       SOLE                  1596044        0        0
APPLIED ENERGETICS INC         COM              03819M106       33   104348 SH  CALL SOLE                   104348        0        0
BIOMARIN PHARMACEUTICAL INC    NOTE 1.875% 4/2  09061GAD3    10340 11000000 PRN      SOLE                 11000000        0        0
BOOKHAM INC                    COM              09856E105       73   162500 SH  CALL SOLE                   162500        0        0
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4     8323  5000000 PRN      SOLE                  5000000        0        0
CHATTEM INC                    NOTE 1.625% 5/0  162456AR8     7630  7000000 PRN      SOLE                  7000000        0        0
CONEXANT SYSTEMS INC           NOTE 4.000% 3/0  207142AH3     3010  7000000 PRN      SOLE                  7000000        0        0
CORTEX PHARMACEUTICALS INC     COM NEW          220524300       37    65000 SH  CALL SOLE                    65000        0        0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%   23254L207      213   123400 SH       SOLE                   123400        0        0
DANA HOLDING CORP              COM              235825205        9    12319 SH       SOLE                    12319        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8     2933  3000000 PRN      SOLE                  3000000        0        0
EARTHLINK INC                  NOTE 3.250%11/1  270321AA0      880  1000000 PRN      SOLE                  1000000        0        0
EMPIRE RESORTS INC             NOTE 8.000% 7/3  292052AB3      860  2000000 PRN      SOLE                  2000000        0        0
ENDO PHARMACEUTICALS HLDGS I   NOTE 1.750% 4/1  29264FAA4     4651  5000000 PRN      SOLE                  5000000        0        0
ENER1 INC                      COM NEW          29267A203     3269   457143 SH  CALL SOLE                   457143        0        0
ENERGY CONVERSION DEVICES IN   NOTE 3.000% 6/1  292659AA7     2600  5000000 PRN      SOLE                  5000000        0        0
EXIDE TECHNOLOGIES             *W EXP 05/05/201 302051123       11    44193 SH       SOLE                    44193        0        0
FIVE STAR QUALITY CARE INC     NOTE 3.750%10/1  33832DAB2     3900 11500000 PRN      SOLE                 11500000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8    10800  8000000 PRN      SOLE                  8000000        0        0
HUMAN GENOME SCIENCES INC      NOTE 2.250%10/1  444903AK4     2250  7500000 PRN      SOLE                  7500000        0        0
INSMED INC                     COM NEW          457669208      156   333000 SH       SOLE                   333000        0        0
MENTOR GRAPHICS CORP           FRNT 8/0         587200AD8      600   750000 PRN      SOLE                   750000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     2500  8000000 PRN      SOLE                  8000000        0        0
MYLAN INC                      NOTE 1.250% 3/1  628530AG2     7325 10000000 PRN      SOLE                 10000000        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304       14   150000 SH  CALL SOLE                   150000        0        0
PG&E CORP                      NOTE 9.500% 6/3  69331CAD0    12932  5000000 PRN      SOLE                  5000000        0        0
PRUDENTIAL FINL INC            FRNT 12/1        744320AJ1     1916  2000000 PRN      SOLE                  2000000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5     6560 16000000 PRN      SOLE                 16000000        0        0
SINCLAIR BROADCAST GROUP INC   NOTE 3.000% 5/1  829226AW9      540  1000000 PRN      SOLE                  1000000        0        0
STANDARD MTR PRODS INC         SDCV 6.750% 7/1  853666AB1     1215  1350000 PRN      SOLE                  1350000        0        0
SUNPOWER CORP                  DBCV 0.750% 8/0  867652AB5     1560  2000000 PRN      SOLE                  2000000        0        0
SUPERGEN INC                   COM              868059106      115    60000 SH  CALL SOLE                    60000        0        0
SYMANTEC CORP                  NOTE 1.000% 6/1  871503AF5     4575  5000000 PRN      SOLE                  5000000        0        0
SYMMETRICOM INC                NOTE 3.250% 6/1  871543AB0     1884  2370000 PRN      SOLE                  2370000        0        0
THERAVANCE INC                 NOTE 3.000% 1/1  88338TAA2     2835  4500000 PRN      SOLE                  4500000        0        0
TITANIUM METALS CORP           COM NEW          888339207      330    37500 SH  CALL SOLE                    37500        0        0
WYETH                          DBCV 1/1         983024AD2      995  1000000 PRN      SOLE                  1000000        0        0